11007806

NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Received SEC
JUN 13 2011
Washington, DC 20549

William Slattery
Vice President
Listing Qualifications

CEATNAS
001-35203

Electronic Mail Only

June 13, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on June 13, 2011 The Nasdaq Stock Market (the "Exchange") received from Theratechnologies Inc. (the "Registrant") a copy of the Registrant's application on Form 40- F for the registration of the following security:

Common Shares

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 40-F 12(b) and we hereby join in such request.

Sincerely,

William Slattery